TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS	12 Months Ended
Dec. 31, 2012
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS [Abstract]
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS
7.	TIME DEPOSITS WITH ORIGINAL MATURIEIS EXCEEDING THREE MONTHS

Time deposits carried interest ranging from 2.97% to 3.02% per annum as of December 31, 2011. All of the time deposits were denominated in US$, among which US$5,000 matured on February 22, 2012 and the other US$3,000 matured on March 14, 2012, respectively.